United States Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: ___03/31/11___

Check here if Amendment [  ]; Amendment Number: ________

This Amendment (Check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Mitchell Capital Management Co.
Address:	11460 Tomahawk Creek Parkway
		Suite 410
		Leawood, KS  66211

13F File Number:  28-05171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct andcomplete, and that it is understood that all required items, statement, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Barbara Roszel
Title:	Chief Compliance Officer
Phone:	913-428-3222

Signature, Place, and Date of Signing:


Barbara Roszel	Leawood, KS		__03/31/11____


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F COMBINATION REPORT. (Check here if a portion of all the holdings for this reporting manager are reported in this report and a portion are report by other manager (s)).

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems Inc              COM              00724F101     4004   120754 SH       SOLE                   120754
Aflac Inc                      COM              001055102     3015    57121 SH       SOLE                    57121
Air Methods Corp               COM              009128307     2143    31869 SH       SOLE                    31869
Altera Corp.                   COM              021441100     3604    81869 SH       SOLE                    81869
Amphenol Corp CL A             COM              032095101     2753    50607 SH       SOLE                    50607
Apache Corp                    COM              037411105     5064    38683 SH       SOLE                    38683
CGI Group Inc CL A             COM              39945c109     5408   258384 SH       SOLE                   258384
Canadian National Railway Co   COM              136375102     6890    91531 SH       SOLE                    91531
Cerner Corp                    COM              156782104     9451    84994 SH       SOLE                    84994
Check Point Software Tech      COM              M22465104     7286   142714 SH       SOLE                   142714
Cognizant Tech Solutions-A     COM              192446102     9307   114338 SH       SOLE                   114338
Deckers Outdoor Corp           COM              243537107     2969    34460 SH       SOLE                    34460
Dollar Tree Inc                COM              256746108     2892    52086 SH       SOLE                    52086
EMC Corp                       COM              268648102     6857   258170 SH       SOLE                   258170
Express Scripts Inc            COM              302182100     9402   169075 SH       SOLE                   169075
F5 Networks Inc                COM              315616102     5040    49140 SH       SOLE                    49140
Flir Systems Inc               COM              302445101     6906   199551 SH       SOLE                   199551
Google Inc CL A                COM              38259P508     5978    10188 SH       SOLE                    10188
Gorman-Rupp Co                 COM              383082104     2032    51598 SH       SOLE                    51598
Intuit Inc                     COM              461202103     4991    93982 SH       SOLE                    93982
Intuitive Surgical Inc         COM              46120e602     3641    10920 SH       SOLE                    10920
Jacobs Engineering Group Inc   COM              469814107     5020    97614 SH       SOLE                    97614
Juniper Networks Inc           COM              48203r104     6233   148121 SH       SOLE                   148121
Kirby Corp.                    COM              497266106     6529   113966 SH       SOLE                   113966
Lincoln Electric Holdings      COM              533900106     3115    41029 SH       SOLE                    41029
Mettler-Toledo International I COM              592688105     4729    27494 SH       SOLE                    27494
Micros Systems Inc             COM              594901100     5510   111475 SH       SOLE                   111475
Novo-Nordisk Spons ADR         COM              670100205    10149    81044 SH       SOLE                    81044
Oceaneering Intl Inc           COM              675232102     7994    89367 SH       SOLE                    89367
Panera Bread Company CL A      COM              69840w108     3607    28405 SH       SOLE                    28405
Petsmart, Inc.                 COM              716768106     5993   146357 SH       SOLE                   146357
Ross Stores Inc                COM              778296103     5094    71625 SH       SOLE                    71625
Sabine Royalty Trust           COM              785688102      240     3950 SH       SOLE                     3950
Stericycle Inc                 COM              858912108     4256    47995 SH       SOLE                    47995
Teva Pharm Ind-SP ADR          COM              881624209     5579   111192 SH       SOLE                   111192
Toronto-Dominion Bank          COM              891160509     6500    73367 SH       SOLE                    73367
Tractor Supply                 COM              892356106    10821   180768 SH       SOLE                   180768